Related Party Transactions and Balances (Details) - Schedule of Key Management Personnel Compensation - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total related party transactions	$ 2,561,707	$ 3,150,921	$ 4,545,193	$ 3,702,373
Management Fees and Salaries in Research and Development [Member]
Related Party Transaction [Line Items]
Total related party transactions	643,573	393,595
Management Fees and Salaries in General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Total related party transactions	1,007,319	852,094
Share-Based Compensation in Research and Development [Member]
Related Party Transaction [Line Items]
Total related party transactions	314,092	403,791
Share-Based Compensation in General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Total related party transactions	$ 596,723	$ 1,501,411